Significant Accounting Policies and Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Cash and cash equivalents	$ 57,818	$ 67,464	$ 74,311
Adoption of accounting standard update, amounts aggregated
Non-current restricted cash			25,000
Cash and cash equivalents			$ 57,595